Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses of intangible assets	¥ 1,719	$ 272	¥ 1,949	¥ 4,328
Estimated amortization expense of intangible assets, 2023	789
Estimated amortization expense of intangible assets, 2024	614
Estimated amortization expense of intangible assets, 2025	424
Estimated amortization expense of intangible assets, 2026	424
Estimated amortization expense of intangible assets, 2027	414
Estimated amortization expense of intangible assets, thereafter	600
Impairment loss for intangible assets	¥ 2,255	$ 357	¥ 0	¥ 30,804